Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of share-based compensation expense by function

Total share-based compensation expenses recorded by the Group are as follows:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cost of revenues	1,523	1,490	762	117
Research and development	142,777	148,211	20,691	3,180
Selling and marketing	18,206	13,830	39	6
General and administrative	153,234	142,618	51,824	7,965

	315,740	306,149	73,316	11,268

2014 Restricted Share Plan
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2017	50,865,930	0.31	1.37	7.31	32,839
Granted	13,848,890	0.34	0.78
Forfeited	(26,612,224)	0.31	1.20
Exercised	(8,277,510)	0.28	1.50

Outstanding at December 31, 2017	29,825,086	0.33	1.22	6.31	26,064

Vested and expected to vest at December 31, 2017	29,825,086

Exercisable as at December 31, 2017	4,109,262

2013 Incentive Scheme
Restricted shares activity

The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2017:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2017	48,967,051	0.33	1.22	7.01	30,438
Granted	3,468,360	0.34	0.60
Forfeited	(5,009,400)	0.34	1.27
Exercised	(5,131,110)	0.33	1.30

Outstanding at December 31, 2017	42,294,901	0.33	1.15	6.01	36,941

Vested and expected to vest at December 31, 2017	42,294,901

Exercisable as at December 31, 2017	20,073,089

2011 Share Award Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2017:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2017	7,007,672	1.30
Granted	484,000	0.91
Vested	(3,128,262)	1.23
Forfeited	(916,910)	1.23

Unvested at December 31, 2017	3,446,500	1.32

Other Share Incentive Awards
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the Other Share Incentive Awards for the year ended December 31, 2017:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2017	1,992,651	1.08
Vested	(1,264,554)	0.99
Forfeited	(154,062)	1.83

Unvested at December 31, 2017	574,035	1.21

Restricted shares with an option feature | 2014 Restricted Share Plan
Summary of assumptions used in calculating fair value of options

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2017:

Year ended December 31, 2017
Fair value of ordinary share (US$)	0.84~1.21
Risk-free interest rates	2.81%~2.99%
Expected volatility range	55.9%~58.0%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.55~0.93

Restricted shares with an option feature | 2013 Incentive Scheme
Summary of assumptions used in calculating fair value of options

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2017:

Year ended December 31, 2017
Fair value of ordinary share (US$)	0.84~1.21
Risk-free interest rates	2.78%~2.99%
Expected volatility range	56.1%~57.5%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.53~0.88